Commitments, Contingencies and Guarantees	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Guarantees
20. Commitments, Contingencies and Guarantees
Purchase Commitments
The Group routinely enters into marketing and advertising contracts, software subscriptions or other service arrangements, including cloud infrastructure arrangements, and compliance-application related arrangements that contractually obligate us to purchase services, including minimum service quantities, unless given notice of cancellation based on the applicable terms of the agreements.
The Group’s expenses in relation to
non-cancelable
agreements as at March 31, 2026, in the years ended March 31, 2026 and 2025 were $38.4 million and $25.8 million, respectively. The Group’s minimum future payments from non-cancelable
agreements as at March 31, 2026 are detailed below:

Year	Amount
(In million)
2027	$53.6
2028	25.3
2029	8.3
2030	2.5
2031	2.5
Thereafter	0.8

Total future minimum payments	$93.0

Litigation Provision
Through the normal course of the Group’s business, the Group may be subject to a number of litigation proceedings both brought against and brought by the Group. The Group maintains liabilities for losses from legal actions that are recorded when they are determined to be both probable in their occurrence and can be reasonably estimated. Although the results of litigation and claims are inherently unpredictable, the Group has assessed that there was no reasonable possibility that it had incurred a material loss with respect to such loss contingencies as of March 31, 2026 and 2025.
Guarantees
The Group has entered into certain guarantees and indemnity arrangements in connection with its financing arrangements, safeguarding arrangements and card scheme operations.
No amounts were called under those guarantees during the year ended March 31, 2026 or as at March 31, 2025.
Senior Notes (EMTN Program) Guarantees
The 2030 Senior Notes are guaranteed on a senior unsecured, full, unconditional, joint and several basis by the Parent and certain wholly owned subsidiaries (Wise Payments Limited, Wise Europe SA, Wise US Inc. and Wise Financial Holdings Ltd). The guarantees rank at least pari passu with the other unsecured and unsubordinated obligations of each guarantor, subject to obligations preferred by applicable law. The maximum potential exposure under these arrangements was

$331.1 million as at March 31, 2026 (2025: $nil million), plus interest at fixed rate 5.1%.
Safeguarding Guarantees and Related Indemnities
In connection with the Group’s Safeguarding Guarantees, the Company and Wise Payments Limited, Wise Europe SA, Wise US Inc. and Wise Financial Holdings Ltd have entered into deeds of indemnity with the relevant sureties. Under these arrangements, the indemnitors may be required to reimburse the sureties for losses incurred if payments are made under the Safeguarding Guarantees. The arrangements include certain demand and cross-acceleration provisions, including upon insolvency, change of control, termination of the Revolving Credit Facility and acceleration or cancellation of certain financial indebtedness of the Group, subject to a
£20.0 million threshold, equivalent to $26.5 million as at March 31, 2026. The maximum potential exposure under these arrangements is $1,119.1 million (2025: $671.8 million).
Revolving Credit Facility Guarantees
The Parent and certain subsidiaries (Wise Payments Limited, Wise Europe SA, Wise US Inc. and Wise Financial Holdings Ltd) guarantee the obligations of the borrowers under the Group’s Revolving Credit Facility on a joint and several basis. The guarantees require the guarantors to perform if a borrower fails to meet its obligations under the facility.
No amounts were drawn under the facility as at March 31, 2026. Amounts drawn under the facility were $129.2 million as at March 31, 2025.
Card Scheme Provider Guarantee
The Group has provided a guarantee to a card scheme provider in respect of customer transaction obligations. The maximum amount guaranteed by Wise Payments Limited was
$20.0 million as at March 31, 2026 and $10.0 million as at March 31, 2025.
Management has assessed the guarantees and indemnities described above and concluded that no provision is required as at March 31, 2026 or as at March 31, 2025.